Fixed assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of fixed assets,net

Fixed assets consist of the following:

	At December 31,
	2023	2022	2021
	(in Euros)
Software (ERP Implementation)	€87,800	€87,800	€-
Computer	35,971	31,307	24,869
Furniture and fixtures	13,005	4,676	5,010
Total fixed assets	136,776	123,783	29,879
Less: accumulated depreciation	(53,799)	(12,144)	(6,789)
Fixed assets, net	€82,977	€111,639	€23,090